Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (2,526)	$ 5,729	$ 6,752
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 9,953	11,790	10,480
Income tax relating to changes in revaluation surplus derived from disposal of assets included in other comprehensive income		$ 3,458	$ 2,978